INCOME TAX, DEFERRED TAXES, AND OTHER TAXES - Income tax rates applicable in each jurisdiction where the Company operates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chile
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Applicable rate	27.00%	27.00%	27.00%
Brazil
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Applicable rate	34.00%	34.00%	34.00%
Argentina
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Applicable rate	35.00%	35.00%	35.00%
Paraguay
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Applicable rate	10.00%	10.00%	10.00%